UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21190
                                                    ----------

    Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        731 Lexington Avenue, 25th Floor
                               New York, NY 10022
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Millie Kim, Esq.
                      CitiGroup Alternative Investments LLC
                        731 Lexington Avenue, 28th Floor
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: (212) 816-4999
                                                          ---------------

                        Date of fiscal year end: March 31
                                                ---------

                  Date of reporting period: September 30, 2005
                                           -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G

                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 2005

                                   (UNAUDITED)

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Cash and cash equivalents                                             $  25,281,901
Investments in investment funds, at fair value (Cost: $147,523,226)     165,773,520
Receivable from investment funds                                         17,695,271
Other assets                                                                 61,924
                                                                      -------------

   TOTAL ASSETS                                                         208,812,616
                                                                      -------------

LIABILITIES

Redemptions payable                                                      29,918,107
Management fee payable                                                      290,427
Offering costs payable                                                        5,182
Accounts payable and accrued expenses                                     1,300,712
                                                                      -------------

   TOTAL LIABILITIES                                                     31,514,428
                                                                      -------------

            MEMBERS' CAPITAL (152,560.453 UNITS OUTSTANDING)          $ 177,298,188
                                                                      =============

   NET ASSET VALUE PER UNIT                                           $    1,162.15
                                                                      =============

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     COST           FAIR VALUE       % OF MEMBERS'
                                                                                                        CAPITAL
INVESTMENTS IN INVESTMENT FUNDS
     FIXED INCOME ARBITRAGE
         PIMCO Global Relative Value Fund, L.L.C. - b           $   9,778,469     $   9,820,087           5.54%

     EVENT DRIVEN
         Canyon Value Realization Fund, L.P. - b                $   5,150,000     $   6,445,022           3.63%
         GoldenTree High Yield Partners, Ltd. - b                   3,768,666         3,849,692           2.17%

     EQUITY ARBITRAGE
         CFM Ventus Fund L.P - a                                $  19,000,000     $  19,026,888          10.73%

     DISCRETIONARY
         Basswood Opportunity Partners L.P.- b                  $  12,000,000     $  13,142,414           7.41%
         Chilton Small Cap Partners, L.P. Class A - c               8,720,000        11,061,545           6.24%
         Delta Fund Europe L.P. - b                                10,500,000        12,185,744           6.87%
         Delta Institutional, L.P. - b                             12,100,000        21,223,899          11.97%
         North Sound Legacy Institutional,  L.L.C. - b             14,000,000        15,649,872           8.83%
         Trellus Partners L.P.- b                                  10,000,000        10,442,294           5.89%
         The Capital Hedge Fund Ltd - a                            10,506,091        10,461,972           5.90%
         Telluride Capital Fund LLC - a                            18,000,000        18,292,981          10.32%
         Torrey Pines Fund LLC - b                                  4,000,000         4,073,910           2.30%
         Renaissance Instituitional Equities Fund L.P - a          10,000,000        10,097,200           5.70%

                                                                ----------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS                           $ 147,523,226     $ 165,773,520          93.50%

OTHER ASSETS, LESS LIABILITIES                                                    $  11,524,668           6.50%
                                                                                  -------------    -----------

MEMBERS' CAPITAL                                                                  $ 177,298,188         100.00%
                                                                                  =============    ===========

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted annually
d - Redemptions permitted semi-annually

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             STATEMENT OF OPERATIONS
             FOR THE PERIOD APRIL 1, 2005 THROUGH SEPTEMBER 30, 2005
                                   (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest                                                        $    285,403
                                                                   ------------

        TOTAL INVESTMENT INCOME                                         285,403
                                                                   ------------

EXPENSES
   OPERATING EXPENSES:
     Management fees                                                  2,066,696
     Administration fees                                                309,391
     Professional fees                                                  295,181
     Directors' fees and expenses                                        13,165
     Custodian fees                                                       6,131
     Marketing fees                                                       4,005
     Miscellaneous expenses                                              42,315
                                                                   ------------

        TOTAL EXPENSES                                                2,736,884
                                                                   ------------

        NET INVESTMENT LOSS                                          (2,451,481)
                                                                   ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments                                      9,935,077
Net change in unrealized appreciation on investments                    980,591
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                      10,915,668
                                                                   ------------

INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES    $  8,464,187
                                                                   ============

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                    STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

             FOR THE PERIOD APRIL 1, 2005 THROUGH SEPTEMBER 30, 2005
                        AND THE YEAR ENDED MARCH 31, 2005

--------------------------------------------------------------------------------

                                                               SIX MONTHS ENDED       YEAR ENDED
                                                              SEPTEMBER 30, 2005    MARCH 31, 2005
                                                                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES

    Net investment loss                                         $  (2,451,481)      $  (5,428,210)
    Net realized gain on investments                                9,935,077             812,524
    Net change in unrealized appreciation on investments              980,591           8,545,992
                                                                -------------       -------------

      INCREASE IN MEMBERS' CAPITAL
      DERIVED FROM INVESTMENT ACTIVITIES                            8,464,187           3,930,306

MEMBERS' CAPITAL TRANSACTIONS

   Capital contributions                                            6,056,175         119,438,511
   Capital withdrawals                                            (42,304,838)        (21,564,435)
                                                                -------------       -------------

     INCREASE (DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                            (36,248,663)         97,874,076

     MEMBERS' CAPITAL AT BEGINNING OF PERIOD                      205,082,664         103,278,282
                                                                -------------       -------------

     MEMBERS' CAPITAL AT END OF PERIOD (152,560.453
     AND 183,915.383 UNITS OUTSTANDING AT
     SEPTEMBER 30, 2005 AND MARCH 31, 2005,
     RESPECTIVELY)                                              $ 177,298,188       $ 205,082,664
                                                                =============       =============

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             STATEMENT OF CASH FLOWS
                       SIX MONTHS ENDED SEPTEMBER 30, 2005
                                   (UNAUDITED)
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Increase in members' capital derived from investment activities          $   8,464,187
Adjustments to reconcile net increase in members' capital derived from investment activities to net cash used in operating activities:
      Decrease in investment funds, at fair value - net                     12,427,860
      Decrease in receivable from investment funds                           4,364,919
      Increase in other assets                                                 (12,815)
      Decrease in management fee payable                                    (1,675,375)
      Increase in accounts payable and accrued expenses                        512,097
                                                                         -------------
        NET CASH PROVIDED BY OPERATING ACTIVITIES                           24,080,873

CASH FLOWS FROM FINANCING ACTIVITIES
      Capital contributions                                                  6,056,175
      Capital withdrawals                                                  (21,069,076)
      Decrease in contributions received in advance                         (2,340,925)
                                                                         -------------
        NET CASH USED IN FINANCING ACTIVITIES                              (17,353,826)

                                                                         -------------
        Net increase in cash and cash equivalents                            6,727,047

        Cash and cash equivalents at beginning of period                    18,554,854
                                                                         -------------
        Cash and cash equivalents at end of period                       $  25,281,901
                                                                         =============

Supplmental non-cash information:

Included in capital withdrawals on the accompanying Statement of Changes in Members' Capital, is a change in redemptions payable of $21,235,762

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FOR A UNIT OUTSTANDING THROUGHOUT THE PERIOD                                                                      JANUARY 1, 2003
                                                      SIX MONTHS ENDED       YEAR ENDED         YEAR ENDED         (COMMENCEMENT
                                                     SEPTEMBER 30, 2005    MARCH 31, 2005     MARCH 31, 2004       OF OPERATIONS)
                                                        (UNAUDITED)                                              TO MARCH 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD:                  $    1,115.09        $    1,099.37      $      995.86       $    1,000.00
                                                       =============        =============      =============       =============
   INCOME FROM INVESTMENT OPERATIONS***:
   Net investment loss                                        (13.33)              (32.25)            (36.19)             (12.87)
   Net realized and unrealized gain on investments             60.39                47.97             139.70                8.73
                                                       -------------        -------------      -------------       -------------
   TOTAL FROM INVESTMENT OPERATIONS                            47.06                15.72             103.51               (4.14)
                                                       -------------        -------------      -------------       -------------

NET ASSET VALUE, END OF PERIOD:                        $    1,162.15        $    1,115.09      $    1,099.37       $      995.86
                                                       =============        =============      =============       =============

TOTAL RETURN                                                    4.22%**              1.43%             10.39%              (0.41%)**

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                              $ 177,298,188        $ 205,082,664      $ 103,278,282       $  38,426,667
                                                       =============        =============      =============       =============
Portfolio turnover                                             83.19%*              25.24%             21.29%              29.92%*
Ratio of expenses to average net assets                         2.67%*               3.06%              3.43%               5.28%*
Ratio of net investment loss to average net assets             (2.39%)*             (2.95%)            (3.40%)             (5.22%)*

*     Annualized.

**    Total return for a period of less than a full year is not annualized.

*** Per unit data for income from investment operations is computed using the total of monthly income and expense divided by beginning of month units.

THE ABOVE RATIOS MAY VARY FOR INDIVIDUAL INVESTORS BASED ON THE TIMING OF CAPITAL TRANSACTIONS DURING THE PERIOD.

The accompanying notes are an integral part of these financial statements.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  - SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

      1.    ORGANIZATION

            Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC ("the Company") was organized as a Delaware Limited Liability Company on August 16, 2002. The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a closed-end, non-diversified management investment company. The Company is also registered under the Securities Act of 1933 ("1933 Act"). The Company consists of two separate series, Multi-Strategy Series M and Multi-Strategy Series G (each a "Series"). The financial statements included herein are for Multi-Strategy Series G. The investment objective of Multi-Strategy Series G is to achieve capital appreciation principally through investing in investment funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leverage or short-side positions to take advantage of perceived inefficiencies across the global markets, often referred to as "alternative" strategies. Because Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of Multi-Strategy Series G can be described as a fund of hedge funds.

            Units of Multi-Strategy Series G are sold to eligible investors (referred to as "Members"). The minimum initial investment in Multi-Strategy Series G from each Member is $25,000 (and was $50,000 from January 1, 2003 to November 1, 2003); the minimum additional investment is $10,000.

            Citigroup Alternative Investments LLC ("CAI" or "the "Adviser"), a Delaware limited liability company and indirect, wholly owned subsidiary of Citigroup Inc., serves as Multi-Strategy Series G's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of Multi-Strategy Series G's assets to various Investment Funds. AMACAR Partners, Inc. is the managing member of Multi-Strategy Series G and has delegated substantially all authority to oversee the management of the operations and assets of Multi-Strategy Series G to the Board of Directors.

      2.    SIGNIFICANT ACCOUNTING POLICIES

            Investments in Investment Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda. Multi-Strategy Series G values these investments at fair value based on financial data supplied by the Investment Funds.

            A.    PORTFOLIO VALUATION

            The net asset value of Multi-Strategy Series G is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2005 (CONTINUED)
--------------------------------------------------------------------------------

            Multi-Strategy  Series  G's  investments  in  Investment  Funds  are carried at fair value as determined by Multi-Strategy Series G's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or other allocations payable to the Investment Funds' managers as required by the Investment Funds' agreements. Each Investment Manager to which the Adviser allocates assets will charge Multi-Strategy Series G, as investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation in the form of an incentive fee. The asset-based fees of the Investment Managers are generally expected to range from 1% to 3% annually of the net assets under their management and the incentive fee is generally expected to range from 15% to 25% of net profits annually.

            As a general matter, the fair value of Multi-Strategy Series G's investment in an Investment Fund represents the amount that Multi-Strategy Series G can reasonably expect to receive from an Investment Fund if Multi-Strategy Series G's investment were redeemed at the time of valuation, based on information available at the time. The Investment Funds provide for periodic redemptions ranging from monthly to annually. Investment Funds generally require advance notice of a Member's intent to redeem its interest, and may, depending on the Investment Funds' governing agreements, deny or delay a redemption request. Multi-Strategy Series G does not take a liquidity discount on any Investment Funds held. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. The Investment Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

            B.    FUND EXPENSES

            Multi-Strategy Series G bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for Multi-Strategy Series G's account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board of Directors. Costs incurred in connection with the initial offering were deferred and amortized over the first twelve months of operations; costs incurred in connection with Multi-Strategy Series G's subsequent registration under the 1933 Act have been deferred and were amortized over the twelve months commencing after the effective date of such registration statement.

            C.    INCOME TAXES

            Prior to October 1, 2005, Multi-Strategy Series G operated as a partnership for U.S. federal income tax purposes. Each Member will be required to report on his, her or its own annual tax return the Member's distributive share of Multi-Strategy Series G's taxable income or loss.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2005 (CONTINUED)
--------------------------------------------------------------------------------

            Effective on October 1, 2005, Multi-Strategy Series G has elected to be taxed as a corporation and intends to qualify as a "regulated investment company" under the Internal Revenue Code by making the requisite distributions to Members that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision has been provided in the accompanying financial statements.

            D.    CASH AND CASH EQUIVALENTS

            Cash and cash equivalents consist of monies invested in a PNC Bank, N.A. account that pays money market rates and are accounted for at cost plus accrued interest.

            E.    RECEIVABLE FROM INVESTMENT FUNDS

            Receivable from investment funds of $17,695,271 represents amounts due to Multi-Strategy Series G for sales of interests in certain investment funds.

            F.    USE OF ESTIMATES

            The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing Multi-Strategy Series G's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

      3.    MANAGEMENT FEE,  ADMINISTRATIVE  FEE, RELATED PARTY TRANSACTIONS AND
            OTHER

            CAI, as Adviser, provides certain management and administrative services to Multi-Strategy Series G. CAI acts primarily to evaluate and select Investment Managers, to allocate assets, to establish and apply risk management procedures, and to monitor overall investment performance. In addition, CAI also provides office space and other support services. In consideration for such services, Multi-Strategy Series G will pay the Adviser a monthly management fee based on end of month Members' capital. The Adviser will pay a portion of the fee to its affiliates.

            Effective August 1, 2005, the Board of Directors approved a reduction in the management fee to 1.5% of net assets annually (from 2.25% annually).

            In addition, CAI allocated certain marketing related expenses of $4,005 to Multi-Strategy Series G during the six months ended September 30, 2005.

            Placement agents may be retained by the Company to assist in the placement of Units. A placement agent affiliated with the Adviser will generally be entitled to receive a fee from each investor in the Company whose Units the agent places. The specific amount of the placement fee paid with respect

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2005 (CONTINUED)
--------------------------------------------------------------------------------

            to a Member is generally dependent on the size of the investment in a Series. Placement agents may also be reimbursed by the Company with respect to certain out-of-pocket expenses.

            Citigroup Global Markets, Inc. ("CGM"), an affiliate of CAI and a wholly owned subsidiary of Citigroup, Inc. serves as a placement agent of the Multi-Strategy Series G Units. For the six months ended September 30, 2005, CGM earned $56,675 in placement fees on Multi-Strategy Series G Units. Such fees are deducted from an investor's gross contribution amount.

            The Company has entered into agreements with third parties to act as additional placement agents for Multi-Strategy Series G Units. Placement fees may range from 0 to 3%. In addition, the Adviser, and/or its affiliates, will pay the placement agents an annual fee, payable monthly in arrears. The fee shall be paid from the Adviser's own resources (or those of its affiliates).

            Multi-Strategy Series G pays CAI a monthly fee of 0.025% (0.30% on an annualized basis) for administration based primarily upon average net assets, subject to a minimum monthly fee, and will reimburse certain expenses. CAI, as Administrator, has retained PFPC Inc. ("PFPC"), an independent third party and wholly-owned subsidiary of The PNC Financial Services Group, to assist in the performance of its administrative duties. PFPC provides certain accounting, record keeping, tax and investor related services.

            Each Director who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $10,000 plus a fee per meeting of the Board of Directors of $500. Such Director fees are allocated to each series pro-rata, based on the relative net assets of each series. Any Director who is an "interested person" does not receive any annual or other fee from the Company. All Directors are reimbursed for all reasonable out of pocket expenses. Total amounts expensed related to Directors by Multi-Strategy Series G for the six months ended September 30, 2005 were $13,165.

            PFPC Trust Company (an affiliate of PFPC) serves as custodian of Multi-Strategy Series G's assets and provides custodial services for Multi-Strategy Series G. Fees payable to the custodian and reimbursement for certain expenses are paid by Multi-Strategy Series G.

      4.    SECURITIES TRANSACTIONS

            The following table lists the aggregate purchases, proceeds from sales of Investment Funds, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation for the six months ended September 30, 2005. At September 30, 2005, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2005 (CONTINUED)
--------------------------------------------------------------------------------

            Cost of purchases                        $ 75,553,226
            Proceeds from sales                      $ 96,555,828
            Gross unrealized appreciation            $ 18,294,413
            Gross unrealized depreciation            $     44,119
            Net unrealized appreciation              $ 18,250,294

      5.    CONTRIBUTIONS, REDEMPTIONS, AND ALLOCATION OF INCOME

            Generally, initial and additional subscriptions for Units may be accepted as of the first day of each month. CAI has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for Units in Multi-Strategy Series G. The Board of Directors from time to time and in its complete and exclusive discretion, may determine to cause Multi-Strategy Series G to repurchase Units from Members pursuant to written tenders by Members on such terms and conditions as it may determine. CAI expects that it typically will recommend to the Board of Directors that the Company offer to repurchase Units from Members quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day).

            Net profits or net losses of Multi-Strategy Series G for each month-end will be allocated among and credited to or debited against the capital accounts of all Members as of the last day of each month in accordance with the Members' respective investment percentages for the month.

            Transactions in units were as follows for the six months ended September 30, 2005 and the year ended March 31, 2005:

                                                      SEPTEMBER 30, 2005    MARCH 31, 2005
                                                      ------------------    --------------
             Units outstanding, beginning of period         183,915.38           93,942.93
             Units purchased                                  5,478.37          109,500.27
             Units redeemed                                 (36,833.30)         (19,527.82)
                                                        --------------      --------------
             Units outstanding, end of period               152,560.45          183,915.38
                                                        ==============      ==============

      6.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

            In the normal course of business, the Investment Funds in which Multi-Strategy Series G invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps.

      7.    OTHER

            A description of Multi-Strategy Series G Proxy Voting Policies and Procedures and Multi-Strategy Series G portfolio securities voting record for the twelve months ended June 30, 2005 is available on the Securities and Exchange Commission's ("SEC") web site at www.sec.gov, and may also be

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2005 (CONTINUED)
--------------------------------------------------------------------------------

            obtained at no additional charge by calling 800-305-0816.

            Multi-Strategy Series G files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Multi-Strategy Series G Form N-Q is available on the SEC's web site at www.sec.gov, and may be obtained at no additional charge by calling 800-305-0816.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M

                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 2005

                                   (UNAUDITED)

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Cash and cash equivalents                                           $  9,294,780
Investments in investment funds, at fair value (Cost: $48,887,613)    54,520,067
Receivable from investment funds                                      11,560,179
Other assets                                                              22,304
                                                                    ------------

      TOTAL ASSETS                                                    75,397,330
                                                                    ------------

LIABILITIES

Redemptions payable                                                    9,860,405
Management fee payable                                                   101,549
Offering costs payable                                                     5,182
Accounts payable and accrued expenses                                    591,297
                                                                    ------------

      TOTAL LIABILITIES                                               10,558,433
                                                                    ------------

         MEMBERS' CAPITAL (57,725.287 UNITS OUTSTANDING)            $ 64,838,897
                                                                    ============

      NET ASSET VALUE PER UNIT                                      $   1,123.23
                                                                    ============

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    COST          FAIR VALUE       % OF MEMBERS'
                                                                                                      CAPITAL
        FIXED INCOME ARBITRAGE
           Concordia Capital, Ltd. - a                          $  3,300,000     $  3,340,436           5.15%
           PIMCO Global Relative Value Fund, Ltd - b               4,288,687        4,306,940           6.64%
           Highland Opportunity Fund LP. - b                       4,000,000        4,067,834           6.28%

        EVENT DRIVEN
           Canyon Value Realization Fund, L.P. - b              $  1,300,000     $  1,769,419           2.73%
           GoldenTree High Yield Partners, Ltd - b                 2,088,926        2,133,838           3.29%

        EQUITY ARBITRAGE
           CFM Ventus Fund LP - a                               $ 10,000,000     $ 10,067,502          15.53%

        DISCRETIONARY
           Basswood Opportunity Partners L.P.- b                $  3,500,000     $  3,820,449           5.89%
           Chilton Small Cap Partners, L.P. Class A - c            3,620,000        4,893,817           7.55%
           Delta Institutional, L.P. - b                           2,290,000        4,835,643           7.46%
           North Sound Legacy Insitutional Fund, L.L.C. - b        4,500,000        5,186,989           8.00%
           Renaissance Institutional Equities Fund LP - a         10,000,000       10,097,200          15.57%

                                                                --------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS                           $ 48,887,613     $ 54,520,067          84.09%

OTHER ASSETS, LESS LIABILITIES                                                   $ 10,318,830          15.91%
                                                                                 ------------     ----------

MEMBERS' CAPITAL                                                                 $ 64,838,897         100.00%
                                                                                 ============     ==========

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted annually
d - Redemptions permitted semi-annually

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                             STATEMENT OF OPERATIONS
             FOR THE PERIOD APRIL 1, 2005 THROUGH SEPTEMBER 30, 2005
                                   (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest                                                       $     98,140
                                                                   ------------

         TOTAL INVESTMENT INCOME                                         98,140
                                                                   ------------

EXPENSES
    Management fees                                                     703,328
    Professional fees                                                   148,119
    Administration fees                                                 114,722
    Marketing fees                                                        1,522
    Custodian fees                                                        5,917
    Directors' fees and expenses                                          4,884
    Miscellaneous expenses                                               21,698
                                                                   ------------

         TOTAL EXPENSES                                               1,000,190
                                                                   ------------

         NET INVESTMENT LOSS                                           (902,050)
                                                                   ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments                                      5,673,855
Net change in unrealized depreciation on investments                 (2,287,832)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       3,386,023
                                                                   ------------

INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES    $  2,483,973
                                                                   ============

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                    STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

             FOR THE PERIOD APRIL 1, 2005 THROUGH SEPTEMBER 30, 2005
                        AND THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------

                                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                             SEPTEMBER 30, 2005   MARCH 31, 2005
                                                                                (UNAUDITED)
FROM INVESTMENT ACTIVITIES

     Net investment loss                                                       $   (902,050)       $ (2,184,117)
     Net realized gain on investments                                             5,673,855             686,342
     Net change in unrealized appreciation (depreciation) on investments         (2,287,832)          2,702,892
                                                                               ------------        ------------

        INCREASE IN MEMBERS' CAPITAL
        DERIVED FROM INVESTMENT ACTIVITIES                                        2,483,973           1,205,117

MEMBERS' CAPITAL TRANSACTIONS

     Capital contributions                                                        1,182,600          25,895,081
     Capital withdrawals                                                        (16,829,224)         (7,714,817)
                                                                               ------------        ------------

        INCREASE (DECREASE) IN MEMBERS' CAPITAL
        DERIVED FROM CAPITAL TRANSACTIONS                                       (15,646,624)         18,180,264

        MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                  78,001,548          58,616,167
                                                                               ------------        ------------

        MEMBERS' CAPITAL AT END OF PERIOD (57,725.287
        AND 71,765.186 UNITS OUTSTANDING AT
        SEPTEMBER 30, 2005 AND MARCH 31, 2005
        RESPECTIVELY)                                                          $ 64,838,897        $ 78,001,548
                                                                               ============        ============

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                             STATEMENT OF CASH FLOWS
                       SIX MONTHS ENDED SEPTEMBER 30, 2005
                                   (UNAUDITED)
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Increase in members' capital derived from investment activities          $  2,483,973
Adjustments to reconcile net increase in members' capital derived from investment activities to net cash used in operating activities:
      Decrease in investment funds, at fair value - net                    13,347,767
      Increase in receivable from investment funds                         (3,168,118)
      Decrease in receivable from affiliate                                        --
      Increase in other assets                                                 (2,818)
      Decrease in management fee payable                                     (565,279)
      Increase in accounts payable and accrued expenses                       187,617
                                                                         ------------
         NET CASH PROVIDED BY OPERATING ACTIVITIES                         12,283,142

CASH FLOWS FROM FINANCING ACTIVITIES
      Capital contributions                                                 1,182,600
      Capital withdrawals                                                  (8,913,504)
      Decrease in contributions received in advance                          (401,700)
                                                                         ------------
         NET CASH USED IN FINANCING ACTIVITIES                             (8,132,604)

                                                                         ------------
           Net increase in cash and cash equivalents                        4,150,538

           Cash and cash equivalents at beginning of period                 5,144,242
                                                                         ------------
           Cash and cash equivalents at end of period                    $  9,294,780
                                                                         ============

Supplmental non-cash information:

Included in capital withdrawals on the accompanying Statement of Changes in Members' Capital, is a change in redemptions payable of $7,915,720

The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                              FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------------------------

FOR A UNIT OUTSTANDING THROUGHOUT THE PERIOD                                                                       JANUARY 1, 2003
                                                       SIX MONTHS ENDED        YEAR ENDED         YEAR ENDED        (COMMENCEMENT
                                                      SEPTEMBER 30, 2005     MARCH 31, 2005     MARCH 31, 2004      OF OPERATIONS)
                                                         (UNAUDITED)                                              TO MARCH 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD:                    $   1,086.90         $   1,073.22       $     993.27       $   1,000.00
                                                         ============         ============       ============       ============
    INCOME FROM INVESTMENT OPERATIONS***:
    Net investment loss                                        (12.92)              (31.02)            (34.35)            (13.23)
    Net realized and unrealized gain on investments             49.25                44.70             114.30               6.50
                                                         ------------         ------------       ------------       ------------
    TOTAL FROM INVESTMENT OPERATIONS                            36.33                13.68              79.95              (6.73)
                                                         ------------         ------------       ------------       ------------

NET ASSET VALUE, END OF PERIOD:                          $   1,123.23         $   1,086.90       $   1,073.22       $     993.27
                                                         ============         ============       ============       ============

TOTAL RETURN                                                     3.34%**              1.27%              8.05%             (0.67%)**

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                                $ 64,838,897         $ 78,001,548       $ 58,616,167       $ 27,852,030
                                                         ============         ============       ============       ============
Portfolio turnover                                             132.99%*              31.84%             22.76%             25.96%*
Ratio of expenses to average net assets                          2.63%*               3.02%              3.31%              5.44%*
Ratio of net investment loss to average net assets              (2.37%)*             (2.91%)            (3.28%)            (5.39%)*

*     Annualized.

**    Total return for a period of less than a full year is not annualized.

*** Per unit data for income from investment operations is computed using the total of monthly income and expense divided by beginning of month units.

THE ABOVE RATIOS MAY VARY FOR INDIVIDUAL INVESTORS BASED ON THE TIMING OF CAPITAL TRANSACTIONS DURING THE PERIOD.

The accompanying notes are an integral part of these financial statements.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  - SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

      1.    ORGANIZATION

            Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC ("the Company") was organized as a Delaware Limited Liability Company on August 16, 2002. The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a closed-end, non-diversified management investment company. The Company is also registered under the Securities Act of 1933 ("1933 Act"). The Company consists of two separate series, Multi-Strategy Series M and Multi-Strategy Series G (each a "Series"). The financial statements included herein are for Multi-Strategy Series M. The investment objective of Multi-Strategy Series M is to achieve capital appreciation principally through investing in investment funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leverage or short-side positions to take advantage of perceived inefficiencies across the global markets, often referred to as "alternative" strategies. Because Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of Multi-Strategy Series M can be described as a fund of hedge funds.

            Units of Multi-Strategy Series M are sold to eligible investors (referred to as "Members"). The minimum initial investment in Multi-Strategy Series M from each Member is $25,000 (and was $50,000 from January 1, 2003 to November 1, 2003); the minimum additional investment is $10,000.

            Citigroup Alternative Investments LLC ("CAI", or the "Adviser"), a Delaware limited liability company and indirect, wholly owned subsidiary of Citigroup Inc., serves as Multi-Strategy Series M's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of Multi-Strategy Series M's assets to various Investment Funds. AMACAR Partners, Inc. is the managing member of Multi-Strategy Series M and has delegated substantially all authority to oversee the management of the operations and assets of Multi-Strategy Series M to the Board of Directors.

      2.    SIGNIFICANT ACCOUNTING POLICIES

            Investments in Investment Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda. Multi-Strategy Series M values these investments at fair value based on financial data supplied by the Investment Funds.

            A.    PORTFOLIO VALUATION

            The net asset value of Multi-Strategy Series M is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

            Multi-Strategy Series M's investments in Investment Funds are carried at fair value as determined

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2005 (CONTINUED)
--------------------------------------------------------------------------------

            by Multi-Strategy Series M's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or other allocations payable to the Investment Funds' managers as required by the Investment Funds' agreements. Each Investment Manager to which the Adviser allocates assets will charge Multi-Strategy Series M, as investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation in the form of an incentive fee. The asset-based fees of the Investment Managers are generally expected to range from 1% to 3% annually of the net assets under their management and the incentive fee is generally expected to range from 15% to 25% of net profits annually.

            As a general matter, the fair value of Multi-Strategy Series M's investment in an Investment Fund represents the amount that Multi-Strategy Series M can reasonably expect to receive from an Investment Fund if Multi-Strategy Series M's investment were redeemed at the time of valuation, based on information available at the time. The Investment Funds provide for periodic redemptions ranging from monthly to annually. Investment Funds generally require advance notice of a Member's intent to redeem its interest, and may, depending on the Investment Funds' governing agreements, deny or delay a redemption request. Multi-Strategy Series M does not take a liquidity discount on any Investment Funds held. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. The Investment Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

            B.    FUND EXPENSES

            Multi-Strategy Series M bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for Multi-Strategy Series M's account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board of Directors. Costs incurred in connection with the initial offering were deferred and amortized over the first twelve months of operations; costs incurred in connection with Multi-Strategy Series M's subsequent registration under the 1933 Act have been deferred and were amortized over the twelve months commencing after the effective date of such registration statement.

            C.    INCOME TAXES

            Prior to October 1, 2005, Multi-Strategy Series M operated as a partnership for U.S. federal income tax purposes. Each Member will be required to report on his, her or its own annual tax return the Member's distributive share of Multi-Strategy Series M's taxable income or loss.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2005 (CONTINUED)
--------------------------------------------------------------------------------

            Effective on October 1, 2005, Multi-Strategy Series M has elected to be taxed as a corporation and intends to qualify as a "regulated investment company" under the Internal Revenue Code by making the requisite distributions to Members that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision has been provided in the accompanying financial statements.

            D.    CASH AND CASH EQUIVALENTS

            Cash and cash equivalents consist of monies invested in a PNC Bank, N.A. account which pays money market rates and are accounted for at cost plus accrued interest.

            E.    RECEIVABLE FROM INVESTMENT FUNDS

            Receivable from investment funds of $11,560,179 represents amounts due to Multi-Strategy Series M for sales of interests in certain investment funds.

            F.    USE OF ESTIMATES

            The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing Multi-Strategy Series M's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

      3.    MANAGEMENT FEE,  ADMINISTRATIVE  FEE, RELATED PARTY TRANSACTIONS AND
            OTHER

            CAI, as Adviser, provides certain management and administrative services to Multi-Strategy Series M. CAI acts primarily to evaluate and select Investment Managers, to allocate assets, to establish and apply risk management procedures, and to monitor overall investment performance. In addition, CAI also provides office space and other support services. In consideration for such services, Multi-Strategy Series M will pay the Adviser a monthly management fee based on end of month Members' capital. The Adviser will pay a portion of the fee to its affiliates.

            Effective August 1, 2005, the Board of Directors approved a reduction in the management fee to 1.5% of net assets annually (from 2.00% annually).

            In addition, CAI allocated certain marketing related expenses of $1,522 to Multi-Strategy Series M during the six months ended September 30, 2005.

            Placement agents may be retained by the Company to assist in the placement of Units. A placement agent affiliated with the Adviser will generally be entitled to receive a fee from each investor in the Company whose Units the Agent places. The specific amount of the placement fee paid with respect to a Member is generally dependent on the size of the investment in a Series. Placement agents may also be reimbursed by the Company with respect to certain out-of-pocket expenses.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2005 (CONTINUED)
--------------------------------------------------------------------------------

            Citigroup Global Markets, Inc. ("CGM"), an affiliate of CAI and a wholly owned subsidiary of Citigroup, Inc. serves as a placement agent of the Multi-Strategy Series M Units. For the six month period ended September 30, 2005, CGM earned $21,400 in placement fees on Multi-Strategy Series M Units. Such fees are deducted from an investor's gross contribution amount.

            The Company has entered into agreements with third parties to act as additional placement agents for Multi-Strategy Series M Units. Placement fees may range from 0 to 3%. In addition, the Adviser, and/or its affiliates, will pay the placement agents an annual fee, payable monthly in arrears. The fee shall be paid from the Adviser's own resources (or those of its affiliates).

            Multi-Strategy Series M pays CAI a monthly fee of 0.025% (0.30% on an annualized basis) for administration based primarily upon average net assets, subject to a minimum monthly fee, and will reimburse certain expenses. CAI, as Administrator, has retained PFPC Inc. ("PFPC"), an independent third party and wholly-owned subsidiary of The PNC Financial Services Group, to assist in the performance of its administrative duties. PFPC provides certain accounting, record keeping, tax and investor related services.

            Each Director who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $10,000 plus a fee per meeting of the Board of Directors of $500. Such Director fees are allocated to each series pro-rata, based on the relative net assets of each series. Any Director who is an "interested person" does not receive any annual or other fee from the Company. All Directors are reimbursed for all reasonable out of pocket expenses. Total amounts expensed related to Directors by Multi-Strategy Series M for the six months ended September 30, 2005 were $4,884.

            PFPC Trust Company (an affiliate of PFPC) serves as custodian of Multi-Strategy Series M's assets and provides custodial services for Multi-Strategy Series M. Fees payable to the custodian and reimbursement for certain expenses are paid by Multi-Strategy Series M.

      4.    SECURITIES TRANSACTIONS

            The following table lists the aggregate purchases, proceeds from sales of Investment Funds, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation for the six months ended September 30, 2005. At September 30, 2005, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

            Cost of purchases                        $ 44,718,017
            Proceeds from sales                      $ 61,050,106
            Gross unrealized appreciation            $  5,632,454
            Gross unrealized depreciation            $         --
            Net unrealized depreciation              $  5,632,454

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2005 (CONTINUED)
--------------------------------------------------------------------------------

      5.    CONTRIBUTIONS, REDEMPTIONS, AND ALLOCATION OF INCOME

            Generally, initial and additional subscriptions for Units may be accepted as of the first day of each month. CAI has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for Units in Multi-Strategy Series M. The Board of Directors from time to time and in its complete and exclusive discretion may determine to cause Multi-Strategy Series M to repurchase Units from Members pursuant to written tenders by Members on such terms and conditions as it may determine. CAI expects that it typically will recommend to the Board of Directors that the Company offer to repurchase Units from Members quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day).

            Net profits or net losses of Multi-Strategy Series M for each month-end will be allocated among and credited to or debited against the capital accounts of all Members as of the last day of each month in accordance with the Members' respective investment percentages for the month.

            Transactions in units were as follows for the six months ended September 30, 2005 and the year ended March 31, 2005:

                                                         SEPTEMBER 30, 2005     MARCH 31, 2005
                                                         ------------------     --------------
             Units outstanding, beginning of period            71,765.18             54,616.96
             Units purchased                                    1,094.25             24,309.75
             Units redeemed                                   (15,134.14)            (7,161.53)
                                                          --------------        --------------
             Units outstanding, end of period                  57,725.29             71,765.18
                                                          ==============        ==============

      6.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

            In the normal course of business, the Investment Funds in which Multi-Strategy Series M invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps.

      7.    OTHER

            A description of Multi-Strategy Series M Proxy Voting Policies and Procedures and Multi-Strategy Series M portfolio securities voting record for the twelve months ended June 30, 2005 is available on the Securities and Exchange Commission's ("SEC") web site at www.sec.gov, and may also be obtained at no additional charge by calling 800-305-0816.

            Multi-Strategy Series M files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Multi-Strategy Series M Form N-Q is available on the SEC's web site at www.sec.gov, and may be obtained at no additional charge by calling 800-305-0816.

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Citigroup Alternative Investments Multi-Adviser
             Hedge Fund Portfolios LLC
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ David Vogel
                         -------------------------------------------------------
                           David Vogel, President


Date  November 29, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David Vogel
                         -------------------------------------------------------
                           David Vogel, President


Date  November 29, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Jennifer Magro
                         -------------------------------------------------------
                           Jennifer Magro, Treasurer


Date  November 29, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.